April 28, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson

Document Control – EDGAR

RE:	Ameriprise Certificate Company

Ameriprise Flexible Savings Certificate

Post-Effective Amendment No. 48

File No. 2-95577

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Flexible Savings Certificate does not differ from that contained in Registrant’s Post-Effective Amendment No. 48 (Amendment). This Amendment was filed electronically on April 22, 2016.

If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.

/s/ Tara Tilbury
Tara Tilbury Vice President and Chief Counsel Ameriprise Financial, Inc.